CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2024
CASH AND CASH EQUIVALENTS.
CASH AND CASH EQUIVALENTS

NOTE 5 - CASH AND CASH EQUIVALENTS:

	December 31,
	2024	2023

	U.S. dollars in thousands
Cash in bank	1,882	5,569
Short-term bank deposits	2,735	-
	4,617	5,569

The carrying amounts of the cash and cash equivalents approximate their fair values.